EQUITY (Details Narrative) - USD ($)											12 Months Ended
	Jan. 26, 2023	Dec. 15, 2022	Jun. 30, 2022	Jun. 03, 2022	Feb. 24, 2022	Jul. 19, 2021	Apr. 15, 2021	Jan. 31, 2021	Jan. 20, 2021	Dec. 18, 2017	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Oct. 22, 2022	Jul. 31, 2021	Apr. 26, 2017	Jul. 11, 2016
Class of Stock [Line Items]
Common stock, shares authorized																100,000,000	15,000,000
Common stock, par value			$ 0.002								$ 0.002	$ 0.002				$ 0.002	$ 0.002
Common stock, shares issued																15,000,000
Shares outstanding, shares			39,274,259								40,124,259	39,274,259				15,000,000
Number of shares issued, value													$ 387,500
Proceeds from Issuance of Warrants												$ 4,444,136
Statutory reserve description											Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC regulations until the reserve is equal to 50% of the entity’s registered capital
Allocatiion to statutory reserve													$ 99,727
Restricted reserve			$ 291,443								$ 291,443	$ 291,443
Public Offering Warrants [Member]
Class of Stock [Line Items]
Warrant outstanding										500,000
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Warrant outstanding											2,632,478
Warrants weighted average remaining term											1 year 8 months 19 days
Warrant exercise price											$ 3.88
Proceeds from Issuance of Warrants								$ 5,400,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised											0	1,727,565
Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Shares issued price per share			$ 4.20					$ 2.70				$ 4.20			$ 1.82
Warrants to purchase common stock			2,181.81					1,727,565				2,181.81			174,249
Expiration date			Jun. 03, 2024
Securities Purchase Agreement [Member] | Placement Agent [Member]
Class of Stock [Line Items]
Shares issued price per share								$ 2.70
Warrants to purchase common stock								276,410
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized			90,931,000								90,931,000	90,931,000
Common stock, shares issued			30,205,259								31,055,259	30,205,259
Shares outstanding, shares			30,205,259								31,055,259	30,205,259
Common Class A [Member] | Public Offering Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase common stock										500,000
Warrants weighted average remaining term										3 years
Warrant exercise price										$ 6.25
Common Class A [Member] | Real Miracle Investments Limited [Member]
Class of Stock [Line Items]
Number of shares issued		300,000					250,000
Number of shares issued, value		$ 334,500					$ 387,500
Common Class A [Member] | Silong Chen [Member]
Class of Stock [Line Items]
Number of shares issued	1,500,000
Number of shares issued, value	$ 1,455,000
Common Class A [Member] | Silong Chen [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Class of Stock [Line Items]
Number of shares issued	500,000
Common Class A [Member] | Yunhao Chen [Member]
Class of Stock [Line Items]
Number of shares issued	150,000
Number of shares issued, value	$ 145,500
Common Class A [Member] | Yunhao Chen [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Class of Stock [Line Items]
Number of shares issued	50,000
Common Class A [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Shares issued price per share				$ 3.30	$ 2.88	$ 1.82			$ 2.15
Number of shares issuance of sales				3,636,365	1,966,251	2,178,120			3,455,130
Proceeds from sale of common shares				$ 10,900,000	$ 4,700,000	$ 3,500,000			$ 6,600,000
Common Class A [Member] | IPO [Member]
Class of Stock [Line Items]
Shares issued, shares										10,913,631
Shares issued price per share										$ 5.00
Gross from initial public offering										$ 54,600,000
Proceeds from initial public offering										$ 50,200,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized			19,069,000								19,069,000	19,069,000
Common stock, shares issued			9,069,000								9,069,000	9,069,000
Shares outstanding, shares			9,069,000								9,069,000	9,069,000
Minimum [Member]
Class of Stock [Line Items]
Common stock, shares authorized														100,000,000
Common stock, par value														$ 0.002
Minimum [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized														90,931,000
Minimum [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized														9,069,000
Maximum [Member]
Class of Stock [Line Items]
Common stock, shares authorized														110,000,000
Common stock, par value														$ 0.002
Maximum [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized														90,931,000
Maximum [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized														19,069,000